Earnings Per Share Attributable To International Paper Company Common Shareholders (Note)	12 Months Ended
Dec. 31, 2016
Earnings Per Share, Basic and Diluted [Abstract]
Earnings Per Share Attributable To International Paper Company Common Shareholders
NOTE 3 EARNINGS PER SHARE ATTRIBUTABLE TO INTERNATIONAL PAPER COMPANY COMMON SHAREHOLDERS

Basic earnings per share is computed by dividing earnings by the weighted average number of common shares outstanding. Diluted earnings per share is computed assuming that all potentially dilutive securities, including “in-the-money” stock options, were converted into common shares.

A reconciliation of the amounts included in the computation of basic earnings (loss) per share from continuing operations, and diluted earnings (loss) per share from continuing operations is as follows:

In millions, except per share amounts	2016	2015	2014
Earnings (loss) from continuing operations	$909	$938	$568
Effect of dilutive securities	—	—	—
Earnings (loss) from continuing operations – assuming dilution	$909	$938	$568
Average common shares outstanding	411.1	417.4	427.7
Effect of dilutive securities:
Restricted performance share plan	4.5	3.2	4.2
Stock options (a)	—	—	0.1
Average common shares outstanding – assuming dilution	415.6	420.6	432.0
Basic earnings (loss) per share from continuing operations	$2.21	$2.25	$1.33
Diluted earnings (loss) per share from continuing operations	$2.19	$2.23	$1.31

(a)
Options to purchase shares were not included in the computation of diluted common shares outstanding if their exercise price exceeded the average market price of the Company’s common stock for each respective reporting date.